Finance receivables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure For Finance Receivables [Abstract]
Schedule of finance receivables
$
Balance - December 31, 2021	-
Additions	7,805,825
Add: Interest income	183,037
Less: Interest payments	(149,906)
Less: Principal payments	(203,077)
Effects of foreign exchange	(204,223)
Balance - December 31, 2022	7,431,656

Current	-
Non-current	7,431,656
Balance - December 31, 2022	7,431,656
$
Minimum payments receivable	8,340,953
Unearned income	(909,297)
Net investment	7,431,656
Allowance for credit losses	-
Finance receivables, net	7,431,656